Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net Income	$ 2,537,760	$ 2,454,145	$ 2,339,281
Other comprehensive income (loss):
Investment securities available for sale
Unrealized holding gains (losses) arising during the period	926,577	4,302,034	(771,357)
Income tax effect	(348,670)	(1,618,855)	290,262
Reclassification of gains recognized in earnings	(1,090,703)	(730,897)	(565,274)
Income tax effect	410,441	275,036	212,713
Total other comprehensive income (loss)	(102,355)	2,227,318	(833,656)
Comprehensive income	$ 2,435,405	$ 4,681,463	$ 1,505,625